SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 27                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 31                                                 [X]

                        (Check appropriate box or boxes.)


            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: January 1, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on January 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------

This  filing  is  being  made  to  extend  the  date  of  effectiveness  of  the
Registrant's Post-Effective Amendment No. 26 to January 1, 1999. The Post-Effective Amendment originally requested effectiveness as of December 14, 1998.

The following documents are hereby incorporated by reference:

* Prospectus for the California Tax-Free and Municipal Funds dated December 14, 1998 filed pursuant to Rule 485(a) on October 16, 1998 (Accession No. 0000717316-98-000009).

*   Statement  of  Additional   Information  for  the  California  Tax-Free  and
    Municipal Funds dated December 14, 1998 filed pursuant to Rule 485(a) on October 16, 1998 (Accession No. 0000717316-98-000009).

* Part C to the Registration Statement of the California Tax-Free and Municipal Funds dated December 14, 1998 filed pursuant to Rule 485(a) on October 16, 1998 (Accession No. 0000717316-98-000009).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this 1933 Post-Effective Amendment No. 27 and 1940 Act Amendment No. 31 to its Registration Statement pursuant to Rule 485(b) promogulated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27/Amendment No. 31 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 11th day of December, 1998.

                     AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS


                     By:  /*/George A. Rio
                          George A. Rio
                          President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27/Amendment No. 31 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                                   Date
*                                    President, Principal Executive and            December 11, 1998
---------------------------------    Principal Financial Officer
George A. Rio

*                                    Vice President and Treasurer                  December 11, 1998
---------------------------------
Maryanne Roepke

*                                    Chairman of the Board and Trustee             December 11, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                                       December 11, 1998
---------------------------------
William M. Lyons

*                                    Trustee                                       December 11, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                       December 11, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                                       December 11, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                                       December 11, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                                       December 11, 1998
---------------------------------
Isaac Stein

*                                    Trustee                                       December 11, 1998
---------------------------------
Jeanne D. Wohlers

/s/Charles A. Etherington
*by Charles A. Etherington, Attorney in Fact (pursuant to a Power of Attorney dated July 9, 1998).